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                         PBHG Insurance Series Fund, Inc.
--------------------------------------------------------------------------------

                          PBHG Mid-Cap Value Portfolio



                                                                   Annual Report
                                                              December 31, 1998



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       PBHG Insurance Series Fund, Inc.
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       PBHG Mid-Cap Value Portfolio

Dear Shareholder:

The PBHG Insurance Series Fund, Inc. -- PBHG Mid-Cap Value Portfolio was launched on December 1, 1998. Thus, the one month, fourth quarter and since inception results are all identical. In December, the PBHG Mid-Cap Value Portfolio returned 11.00% versus 12.05% for the S&P Mid-Cap Value Index. While a one month return is not particularly significant, we are pleased to report that the Portfolio is fully-invested and positioned to provide a significant result for calendar 1999.

The Fed easing sparked a sharp rally in the fourth quarter. While the absolute returns of small- and mid-cap stocks were impressive, the Russell 2000 Small Cap Index again lagged the S&P 500 Index in the quarter (by approximately 5%). The trailing twelve month gap between large and small stock returns has now reached 31%, one of the largest performance differentials on record. However, despite the continued relative underperformance of small- and mid-cap stocks, we remain very positive on the investment outlook for these companies.

Federal Reserve easings have historically been very beneficial for small- and mid-cap stock returns, and we believe there is no reason to expect this cycle to depart from past norms. Although the Fed lowered rates three times last fall, the cumulative reduction only amounted to 75 basis points. As a result, the yield curve has not (yet) shifted to the steep positive slope we initially anticipated. Fortunately, with Fed Funds at 4.75% and inflation currently running around 1%-2%, we believe Alan Greenspan has ample room to lower short-term interest rates further over the course of 1999. Although current Federal Reserve pronouncements suggest that lower short-term rates are unlikely over the near-term, we are optimistic that ongoing global imbalances such as Brazil's recent currency crisis, will eventually prompt the Fed to ease more assertively.

Finally, no stock market commentary is complete these days without a brief discussion of the Internet. In the past 20 years, we have watched a number of manias come and go - most notably, video games, biotechnology, home shopping and physicians practice management companies. Nevertheless we have never seen a boom on as large a scale as the Internet craze. At its recent price of $130, Internet bookseller Amazon.com has appreciated 13-fold over the past twelve months, and now sports a market capitalization of approximately $20 billion, on par with blue-chip giants Eastman Kodak and Dow Chemical. Though Amazon.com has sales of $1 billion, it will lose money for the foreseeable future. Even stranger the company's market cap is more than quadruple the combined market cap of the two largest book retailers, Barnes & Noble and Borders Group!

With that said, we should note that while the highly-visible Internet stocks have wildly exceeded any rational valuation parameters, the impact of the Internet on business and life around the world will quite possibly be the defining event of the 21st Century. Furthermore, companies that benefit from the Internet boom do not all have names ending in ".com". For example, the Portfolio has positions in regional telephone companies Century Telephone and Cincinnati Bell, which should profit meaningfully from the proliferation of new phone lines dedicated to Internet access. Therefore, while we currently believe it is prudent to avoid speculative Internet stocks, we are continually on the lookout for mainstream investment ideas whose current business trend is accelerated by the e-commerce phenomena.

In closing, we thank you for your confidence in Pilgrim Baxter Value Investors, Inc. and in the PBHG Insurance Series Fund, Inc.



Sincerely,


/s/ Gary D. Haubold
----------------------------
Gary D. Haubold, CFA
Portfolio Manager


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       PBHG Insurance Series Fund, Inc.
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       PBHG Mid-Cap Value Portfolio


--------------------------------------------------------------------------------
                            AGGREGATE TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                                                Inception to
                                                                    Date(2)
--------------------------------------------------------------------------------
PBHG Mid-Cap Value Portfolio                                       11.00%

        Comparison of Change in the Value of a $10,000 Investment in the
            PBHG Mid-Cap Value Portfolio, versus the S&P 400 Mid-Cap
                   Index and the Lipper Mid-Cap Funds Average

           PBHG Mid-Cap Value      S&P 400 Mid-Cap        Lipper Mid-Cap Funds
           Portfolio               Index(3)               Average(4)
           ------------------      ---------------        --------------------
11/30/98        10,000                 10,000                  10,000

12/98           11,100                 11,205                  10,955


(1) Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

(2) Total return has not been annualized. The PBHG Mid-Cap Value Portfolio commenced operations on December 1, 1998.

(3) The S&P Mid-Cap 400 Index is an unmanaged capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Portfolio's past or future performance.

(4) The Lipper Mid-Cap Funds Average is an equally weighted benchmark composed of mutual funds, each of which by prospectus or portfolio practice invests primarily in companies with market capitalizations less than $5 billion at the time of purchase. The performance figures are based on changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested. The Index is not intended to imply the Portfolio's past or future performance.


                                       2

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       PBHG Insurance Series Fund, Inc.
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       PBHG Mid-Cap Value Portfolio

SCHEDULE OF INVESTMENTS
As of December 31, 1998

----------------------------------------------------------------------
                                                               Market
Description                                          Shares    Value
----------------------------------------------------------------------
COMMON STOCK -- 98.4%
COMMERICAL SERVICES -- 4.0%
ADVERTISING -- 2.4%
Young & Rubicam*                                        400   $ 12,950
----------------------------------------------------------------------
                                                                12,950
----------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES -- 1.6%
Reynolds & Reynolds, Cl A                               200      4,588
Sabre Group Holdings, Cl A*                             100      4,450
----------------------------------------------------------------------
                                                                 9,038
----------------------------------------------------------------------
 TOTAL COMMERCIAL SERVICES (COST $19,923)                       21,988
----------------------------------------------------------------------
CONSUMER DURABLES -- 2.2%
CONSUMER ELECTRONICS/APPLIANCES -- 1.1%
Maytag                                                  100      6,225
----------------------------------------------------------------------
                                                                 6,225
----------------------------------------------------------------------
MOTOR VEHICLES -- 1.1%
Ford Motor                                              100      5,869
----------------------------------------------------------------------
                                                                 5,869
----------------------------------------------------------------------
 TOTAL CONSUMER DURABLES (COST $11,009)                         12,094
----------------------------------------------------------------------
CONSUMER NON-DURABLES -- 7.1%
MEAT/POULTRY/FISH -- 0.6%
Conagra                                                 100      3,150
----------------------------------------------------------------------
                                                                 3,150
----------------------------------------------------------------------
PACKAGE GOODS/COSMETICS -- 2.1%
Clorox                                                  100     11,681
----------------------------------------------------------------------
                                                                11,681
----------------------------------------------------------------------
PACKAGED FOODS -- 2.7%
Quaker Oats                                             200     11,900
Ralston Purina Group                                    100      3,238
----------------------------------------------------------------------
                                                                15,138
----------------------------------------------------------------------
SPECIALTY FOODS/CANDY -- 1.7%
Flowers Industries                                      400      9,575
----------------------------------------------------------------------
                                                                 9,575
----------------------------------------------------------------------
 TOTAL CONSUMER NON-DURABLES (COST $38,898)                     39,544
----------------------------------------------------------------------
CONSUMER SERVICES -- 2.5%
HOTELS/RESORTS -- 0.7%
Royal Caribbean Cruises Limited                         100      3,700
----------------------------------------------------------------------
                                                                 3,700
----------------------------------------------------------------------
NEWSPAPERS -- 0.9%
Knight-Ridder                                           100      5,112
----------------------------------------------------------------------
                                                                 5,112
----------------------------------------------------------------------
RESTAURANTS -- 0.9%
Tricon Global Restaurants*                              100      5,013
----------------------------------------------------------------------
                                                                 5,013
----------------------------------------------------------------------
 TOTAL CONSUMER SERVICES (COST $12,562)                         13,825
----------------------------------------------------------------------
ELECTRONIC TECHNOLOGY -- 9.2%
ELECTRONIC COMPONENTS -- 3.4%
Hadco*                                                  200      7,000
Plexus*                                                 100      3,388
Smart Modular Technologies*                             300      8,325
----------------------------------------------------------------------
                                                                18,713
----------------------------------------------------------------------

----------------------------------------------------------------------
                                                               Market
Description                                          Shares    Value
----------------------------------------------------------------------
COMMON STOCK -- CONTINUED
ELECTRONIC DATA PROCESSING -- 0.8%
NCR*                                                    100   $  4,175
----------------------------------------------------------------------
                                                                 4,175
----------------------------------------------------------------------
SEMI-CONDUCTORS -- 2.1%
Intel                                                   100     11,856
----------------------------------------------------------------------
                                                                11,856
----------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 2.9%
Advanced Fibre Communication*                         1,000     10,938
Qualcomm*                                               100      5,181
----------------------------------------------------------------------
                                                                16,119
----------------------------------------------------------------------
 TOTAL ELECTRONIC TECHNOLOGY (COST $46,038)                     50,863
----------------------------------------------------------------------
FINANCE -- 23.0%
INVESTMENT MANAGERS -- 1.7%
Waddell & Reed Financial, Cl A                          400      9,475
----------------------------------------------------------------------
                                                                 9,475
----------------------------------------------------------------------
MAJOR BANKS -- 7.1%
Bankboston                                              400     15,575
Fleet Financial Group                                   300     13,406
Unionbancal                                             300     10,219
----------------------------------------------------------------------
                                                                39,200
----------------------------------------------------------------------
MID-SIZED BANKS -- 9.9%
Amsouth Bancorporation                                  200      9,125
First Security                                          100      2,338
Hibernia, Cl A                                        1,300     22,587
Mercantile Bankshares                                   300     11,550
Old Kent Financial                                      100      4,650
Pacific Century Financial                               200      4,875
----------------------------------------------------------------------
                                                                55,125
----------------------------------------------------------------------
SPECIALTY INSURERS -- 4.3%
Ambac Financial Group                                   400     24,074
----------------------------------------------------------------------
                                                                24,074
----------------------------------------------------------------------
 TOTAL FINANCE (COST $123,990)                                 127,874
----------------------------------------------------------------------
HEALTH SERVICES -- 1.1%
SERVICES TO THE HEALTH INDUSTRY -- 1.1%
Pharmaceutical Product Development*                     200      6,013
----------------------------------------------------------------------
                                                                 6,013
----------------------------------------------------------------------
 TOTAL HEALTH SERVICES (COST $5,481)                             6,013
----------------------------------------------------------------------
HEALTH TECHNOLOGY -- 2.8%
MEDICAL SPECIALISTS -- 1.6%
Mallinckrodt                                            300      9,244
----------------------------------------------------------------------
                                                                 9,244
----------------------------------------------------------------------
OTHER PHARMACEUTICALS -- 1.2%
Allergan                                                100      6,475
----------------------------------------------------------------------
                                                                 6,475
----------------------------------------------------------------------
 TOTAL HEALTH TECHNOLOGY (COST $15,344)                         15,719
----------------------------------------------------------------------
NON-ENERGY MINERALS -- 2.4%
BUILDING MATERIALS -- 2.4%
Vulcan Materials                                        100     13,156
----------------------------------------------------------------------
                                                                13,156
----------------------------------------------------------------------
 TOTAL NON-ENERGY MINERALS (COST $12,500)                       13,156
----------------------------------------------------------------------
PRODUCER MANUFACTURING -- 2.9%
AUTO PARTS -- 1.1%
Federal-Mogul                                           100      5,950
----------------------------------------------------------------------
                                                                 5,950
----------------------------------------------------------------------

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       PBHG Insurance Series Fund, Inc.
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       PBHG Mid-Cap Value Portfolio

----------------------------------------------------------------------
                                                               Market
Description                                          Shares    Value
----------------------------------------------------------------------
COMMON STOCK -- CONTINUED
OFFICE EQUIPMENT/SUPPLIES -- 1.8%
Lexmark International Group, Cl A*                      100   $ 10,050
----------------------------------------------------------------------
                                                                10,050
----------------------------------------------------------------------
 TOTAL PRODUCER MANUFACTURING (COST $13,291)                    16,000
----------------------------------------------------------------------
RETAIL TRADE -- 3.3%
COMPUTER/VIDEO CHAINS -- 1.1%
Best Buy*                                               100      6,138
----------------------------------------------------------------------
                                                                 6,138
----------------------------------------------------------------------
FOOD CHAINS -- 2.2%
Kroger*                                                 200     12,100
----------------------------------------------------------------------
                                                                12,100
----------------------------------------------------------------------
 TOTAL RETAIL TRADE (COST $17,301)                              18,238
----------------------------------------------------------------------
TECHNOLOGY SERVICES -- 21.7%
COMPUTER SOFTWARE -- 16.8%
Adobe Systems                                           400     18,700
BMC Software*                                           200      8,913
Computer Associates International                       400     17,050
Informix*                                             2,000     19,749
Novell*                                               1,000     18,124
Sterling Software*                                      400     10,825
----------------------------------------------------------------------
                                                                93,361
----------------------------------------------------------------------
EDP SERVICES -- 3.5%
American Management Systems                             200      8,000
DST Systems*                                            200     11,413
----------------------------------------------------------------------
                                                                19,413
----------------------------------------------------------------------
ELECTRONICS DISTRIBUTORS -- 1.4%
Arrow Electronics*                                      300      8,006
----------------------------------------------------------------------
                                                                 8,006
----------------------------------------------------------------------
 TOTAL TECHNOLOGY SERVICES (COST $109,628)                     120,780
----------------------------------------------------------------------
TRANSPORTATION -- 0.8%
AIRLINES -- 0.8%
Alaska Airgroup*                                        100      4,425
----------------------------------------------------------------------
                                                                 4,425
----------------------------------------------------------------------
 TOTAL TRANSPORTATION (COST $4,013)                              4,425
----------------------------------------------------------------------

----------------------------------------------------------------------
                                                    Shares/
                                                     Face      Market
Description                                         Amount     Value
----------------------------------------------------------------------
COMMON STOCK -- CONCLUDED
UTILITIES -- 15.4%
ELECTRIC UTILITIES: CENTRAL -- 2.6%
Utilicorp United                                        400   $ 14,675
----------------------------------------------------------------------
                                                                14,675
----------------------------------------------------------------------
ELECTRIC UTILITIES: EAST -- 4.7%
GPU                                                     300     13,256
PECO Energy                                             300     12,488
----------------------------------------------------------------------
                                                                25,744
----------------------------------------------------------------------
ELECTRIC UTILITIES: SOUTH -- 4.9%
Houston Industries                                      400     12,850
LG&E Energy                                             500     14,156
----------------------------------------------------------------------
                                                                27,006
----------------------------------------------------------------------
NATURAL GAS DISTRIBUTION -- 0.8%
AGL Resources                                           200      4,612
----------------------------------------------------------------------
                                                                 4,612
----------------------------------------------------------------------
OTHER TELECOMMUNICATIONS -- 2.4%
Century Telephone Enterprises                           200     13,500
----------------------------------------------------------------------
                                                                13,500
----------------------------------------------------------------------
 TOTAL UTILITIES (COST $82,994)                                 85,537
----------------------------------------------------------------------
 TOTAL COMMON STOCK (COST $512,972)                            546,056
----------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.6%
Morgan Treasury
 4.50%, dated 12/31/98, matures 01/04/99,
 repurchase price $14,681 (collateralized
 by U.S. Treasury Note: total market value
   $15,028)(A)                                      $14,673     14,673
----------------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENT (COST $14,673)                      14,673
----------------------------------------------------------------------
 TOTAL INVESTMENTS -- 101.0% (COST $527,645)                  $560,729
----------------------------------------------------------------------

* Non-income producing security
(A) -- Tri-party repurchase agreement
Cl -- Class

The accompanying notes are an integral part of the financial statements.

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       PBHG Insurance Series Fund, Inc.
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       PBHG Mid-Cap Value Portfolio


STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998

ASSETS:
  Investments, at value (Cost $512,972).....................    $546,056
  Repurchase Agreements, at value (Cost $14,673)............      14,673
  Receivable for investments sold...........................      72,523
  Other assets..............................................       1,415
                                                                --------
  Total assets..............................................     634,667
                                                                --------
LIABILITIES:
  Payable for investment securities purchased...............     (77,782)
  Accrued expenses..........................................      (1,741)
                                                                --------
  Total liabilities.........................................     (79,523)
                                                                --------
NET ASSETS:
  Paid-in-capital (authorized 500 million shares -- $0.001
    par value) based on 50,010 outstanding shares of common
    stock...................................................     500,100
  Accumulated net investment income.........................         112
  Accumulated net realized gain on investments..............      21,848
  Net unrealized appreciation on investments................      33,084
                                                                --------
  Net Assets................................................    $555,144
                                                                ========
  Net Asset Value, Offering and Redemption Price Per
    Share...................................................    $  11.10
                                                                ========

The accompanying notes are an integral part of the financial statements.

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       PBHG Insurance Series Fund, Inc.
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       PBHG Mid-Cap Value Portfolio

STATEMENT OF OPERATIONS
For the period from December 1, 1998(1) through December 31, 1998

INVESTMENT INCOME:
  Dividends.................................................    $   296
  Interest..................................................        343
                                                                -------
    Total Investment Income.................................        639
                                                                -------
EXPENSES:
  Investment Advisory Fees..................................        362
  Administrative Fees.......................................         64
  Custodian Fees............................................         79
  Professional Fees.........................................        208
  Transfer Agent Fees.......................................        464
  Printing Fees.............................................        479
  Directors' Fees...........................................        108
  Insurance and Other Fees..................................         50
                                                                -------
    Total Expenses..........................................      1,814
                                                                -------
  Waiver of Investment Advisory Fees........................       (362)
  Reimbursement of Other Expenses by Advisor................       (925)
                                                                -------
    Net Expenses............................................        527
                                                                -------
NET INVESTMENT INCOME.......................................        112
                                                                -------
  Net Realized Gain from Security Transactions..............     21,848
  Net Change in Unrealized Appreciation on Investments......     33,084
                                                                -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.............     54,932
                                                                -------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............    $55,044
                                                                =======

(1) The PBHG Mid-Cap Value Fund commenced operations on December 1, 1998.


The accompanying notes are an integral part of the financial statements.

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       PBHG Insurance Series Fund, Inc.
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       PBHG Mid-Cap Value Portfolio


STATEMENT OF CHANGES IN NET ASSETS
For the period from December 1, 1998(1) through December 31, 1998

INVESTMENT ACTIVITIES:
  Net Investment Income.....................................        112
  Net Realized Gain from Security Transactions..............     21,848
  Net Change in Unrealized Appreciation on Investments......     33,084
                                                              ---------
    Net Increase in Net Assets Resulting from Operations....     55,044
                                                              ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income.....................................         --
  Net Realized Gains from Security Transactions.............         --
                                                              ---------
    Total Distributions.....................................         --
                                                              ---------
CAPITAL SHARE TRANSACTIONS (A):
  Shares Issued.............................................    500,100
  Shares Issued upon Reinvestment of Distributions..........         --
  Shares Redeemed...........................................         --
                                                              ---------
  Increase in Net Assets Derived from Capital Share
    Transactions............................................    500,100
                                                              ---------
    Total Increase in Net Assets............................    555,144
                                                              ---------
NET ASSETS:
  Beginning of Period.......................................         --
                                                              ---------
  End of Period.............................................    555,144
                                                              =========
(A) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................................     50,010
  Shares Issued upon Reinvestment of Distributions..........         --
  Shares Redeemed...........................................         --
                                                              ---------
  Net Increase in Shares Outstanding........................     50,010
                                                              =========

(1) The PBHG Mid-Cap Value Portfolio commenced operations on December 1, 1998.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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       PBHG Insurance Series Fund, Inc.
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       PBHG Mid-Cap Value Portfolio


FINANCIAL HIGHLIGHTS
For the period from December 1, 1998(1) through December 31, 1998
For a Share Outstanding Throughout the period

                                  Net                                                                        Net
                                 Asset                   Realized and     Distributions   Distributions     Asset
                                 Value        Net         Unrealized        from Net          from          Value
                               Beginning   Investment   Gains or Losses    Investment        Capital         End       Total
                               of Period     Income      on Securities       Income           Gains       of Period    Return
------------------------------------------------------------------------------------------------------------------------------
1998........................    $10.00           --          $1.10              --           --            $11.10     11.00%+

                                                                        Ratio       Ratio of
                                                                     of Expenses   Net Income
                                 Net         Ratio       Ratio of    to Average    to Average
                               Assets     of Expenses   Net Income   Net Assets    Net Assets      Portfolio
                                 End      to Average    to Average   (Excluding    (Excluding      Turnover
                              of Period   Net Assets    Net Assets    Waivers)      Waivers)         Rate
-----------------------------------------------------------------------------------------------------------------

1998........................  $555,144      1.20%*        0.26%*       4.13%*       (2.67)%*        72.32%

* Annualized.
+ Total return has not been annualized.
1 The PBHG Mid-Cap Value Portfolio commenced operations on December 1, 1998. Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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       PBHG Insurance Series Fund, Inc.
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       PBHG Mid-Cap Value Portfolio


NOTES TO FINANCIAL STATEMENTS
As of December 31, 1998

1.  ORGANIZATION

The PBHG Mid-Cap Value Portfolio (the "Portfolio") is a series of the PBHG Insurance Series Fund, Inc. (the "Fund"), a Maryland corporation. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and six others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio")the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), the PBHG Small Cap Value Portfolio (the "Small Cap Value Portfolio"), the PBHG Large Cap Value Portfolio (the "Large Cap Value Portfolio"), and the PBHG Select 20 Portfolio (the "Select 20 Portfolio") (collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Select 20 Portfolio which is classified as a non-diversified management investment company. The financial statements presented herein do not include the Growth II Portfolio, the Large Cap Growth Portfolio, the Technology & Communications Portfolio, the Small Cap Value Portfolio, the Large Cap Value Portfolio, or the Select 20 Portfolio, which are presented separately. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. At December 31, 1998, 100% of the outstanding shares of the Portfolio were held by Pilgrim Baxter & Associates, Ltd. (the "Adviser").

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolio.

SECURITY VALUATION -- Investment securities of the Portfolio that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the primary exchange (currently 4:00 p.m., Eastern time). If there is no such reported sale, these securities and unlisted securities for which market quotations are not readily available, are valued at the most recent bid price.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

DIVIDENDS -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. As of December 31, 1998, there were no temporary or permanent differences.

FEDERAL INCOME TAXES -- It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

NET ASSET VALUE PER SHARE -- The net asset value per share is calculated each business day by dividing the total value of the Portfolio's assets, less liabilities, by the number of shares outstanding.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund and followed by the Adviser ensure that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by the Portfolio may be delayed or limited.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets.

All organizational costs incurred in connection with the start up of the Fund have been equally allocated to each Portfolio, except the Mid-Cap Value Portfolio, and are being amortized on a straight line basis over a period of sixty months. In the event that any of the initial shares of each Portfolio are redeemed by any holder thereof during the period that each Portfolio is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the average daily net assets of the Portfolio. In the

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       PBHG Insurance Series Fund, Inc.
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       PBHG Mid-Cap Value Portfolio

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

interest of limiting expenses of the Portfolio, the Adviser has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.20%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made at a later date when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.20%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's net assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.20%, and (iii) the payment of such reimbursement is approved by the Board of Directors on a quarterly basis. At December 31, 1998, the amount of advisory fee waiver and reimbursement of third party expenses by the Adviser subject to possible reimbursement was $1,287.

Pilgrim Baxter Value Investors, Inc. (formerly Newbold's Assets Management, Inc.), a wholly-owned subsidiary of the Adviser serves as the sub-advisor to the Portfolio. For its services provided pursuant to its Investment Sub-Advisory Agreement with the Adviser and the Fund, Pilgrim Baxter Value Investors receives a fee from the Adviser at an annual rate of 0.40% of the average daily net assets of the Portfolio. Pilgrim Baxter Value Investors, Inc. receives no fees directly from the Portfolio.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Portfolio.

SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in SEI Investments Mutual Funds Services (the "Sub-Administrator"). The Sub-Administrator is an affiliate of the Fund's distributor and assists the Administrator in providing administrative services to the Fund. For acting in this capacity, for the period January 1, 1998 to April 30, 1998, the Administrator paid the Sub-Administrator a fee at the annual rate of 0.07% of the average daily net assets of each Portfolio with respect to the first $2.5 billion of the total average daily net assets of (i) the Fund, and (ii) The PBHG Funds, Inc., another family of funds managed by the Adviser, and a fee at the annual rate of 0.025% of the average daily net assets of each Portfolio with respect to the total daily net assets of
(i) the Fund and (ii) The PBHG Funds, Inc. in excess of $2.5 billion. Effective May 1, 1998 the Administrator pays the Sub-Administrator a fee equal to the greater of $35,000 per Portfolio and $5,000 per additional class of shares or at the annual rate of 0.040% with respect to the first $2.5 billion of the average daily net assets of (i) the Fund, (ii) The PBHG Funds, Inc., and (iii) PBHG Advisor Funds, Inc., other fund families managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.025% of the next $7.5 billion of the average daily net assets of each Portfolio in the PBHG Fund Family, and 0.020% of the average daily net assets of each Portfolio in the PBHG Fund Family in excess of $10 billion.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. First Union National Bank, serves as the custodian for the Fund.

Effective January 2, 1998 the Fund entered into a shareholder servicing agreement with PBHG Fund Services to provide shareholder support and other shareholder account-related services. PBHG Fund Services has, in turn, contracted with UAM Shareholder Service Center, Inc. to assist in the provision of these services. For the period ended December 31, 1998, PBHG Fund Services was paid $450 by the Portfolio for transfer agent services.

Certain officers and directors of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund.

4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for the Portfolio for the one month ended December 31, 1998, amounted to $886,026 and $394,902 respectively.

The aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for federal income tax purposes at December 31, 1998, amounted to $35,615 and $2,531, respectively. The total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes at December 31, 1998 was not materially different from amounts reported for financial reporting purposes.

5.  LINE OF CREDIT

The Portfolio may borrow, an amount up to its prospectus defined limitations, from a committed line of credit available to (i) the Fund, (ii) The PBHG Funds, Inc. and (iii) PBHG Advisor Funds, Inc. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.40%. The Portfolio had no outstanding borrowing at December 31, 1998, or at any time during the period ended December 31, 1998.

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------


REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
  OF THE PBHG INSURANCE SERIES FUND, INC.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, of the PBHG Mid-Cap Value Portfolio of PBHG Insurance Series Fund, Inc., and the related statements of operations and of changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the PBHG Mid-Cap Value Portfolio (the "Fund") at December 31, 1998, and the results of its operations, the changes in its net assets and its financial highlights for the period December 1, 1998 ( commencement of operations) to December 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial presentation. We believe that our audit, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP


2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 28, 1999

       PBHG Insurance Series Fund, Inc.
[LOGO] -------------------------------------------------------------------------
       PBHG Mid-Cap Value Portfolio


NOTICE TO SHAREHOLDERS (unaudited)

For shareholders that do not have a December 31, 1998 taxable year end, this notice is for informational purposes only.

For shareholders with a December 31, 1998 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended December 31, 1998, the Funds are designating net capital gains and qualifying dividends with regard to distributions paid during the year as follows:

                                                        (A)             (B)             (C)            (D)
                                                        NET          ORDINARY
                                                   CAPITAL GAINS      INCOME           TOTAL
                                                   DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   QUALIFYING
FUND                                                (TAX BASIS)     (TAX BASIS)     (TAX BASIS)    DIVIDENDS(1)
----                                               -------------   -------------   -------------   ------------
Mid Cap Value Portfolio..........................         0%              0%              0%            0%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

* Items (A) and (B) are based on a percentage of each portfolio's distributions.

** Item (D) is based on a percentage of ordinary income distributions of each portfolio.

None of the Portfolios qualify in California, Connecticut, or New York to pass through exempt interest dividends from U.S. government obligations.

                                     [LOGO]
                         PBHG Insurance Series Fund, Inc.


                               Investment Adviser
                        Pilgrim Baxter & Associates, Ltd.

                                   Distributor
                        SEI Investments Distribution, Co.